Goodwill And Other Intangibles - Impairments Narrative (Details) - USD ($) $ in Thousands				3 Months Ended										6 Months Ended	12 Months Ended
	Oct. 01, 2017	Oct. 01, 2016	Oct. 01, 2015	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill impairment charges (reduction)															$ 288,744	$ 2,676,350
Net goodwill impairment charge												$ 673,500
Impairment of intangible assets															790,311
Asset impairment charges				$ 130,400	$ 94,900	$ 725,000	$ 204,000	$ 3,518,100	$ 93,500	$ 40,000	$ 129,600				1,154,376	3,781,165	$ 1,140,709
Non-cash intangible asset impairment charge															455,821
2016 US Generic Pharmaceuticals Restructuring | Asset Impairment Charges
Goodwill [Line Items]
Impairment of intangible assets																107,200
U.S. Generic Pharmaceuticals
Goodwill [Line Items]
Goodwill impairment charges (reduction)															0	2,342,549	181,000
Impairment of intangible assets				125,300	54,200	$ 268,200	72,700	507,200
Asset impairment charges										$ 40,000	29,300
U.S. Generic Pharmaceuticals | 2017 US Generic Pharmaceuticals Restructuring
Goodwill [Line Items]
Asset impairment charges															57,500
U.S. Generic Pharmaceuticals | 2016 US Generic Pharmaceuticals Restructuring | Asset Impairment Charges
Goodwill [Line Items]
Asset impairment charges											$ 100,300
U.S. Branded Pharmaceuticals
Goodwill [Line Items]
Discount rate applied to estimated cash flows						9.50%
Goodwill impairment charges (reduction)												$ (6,500)	$ 680,000	$ 5,500	180,430	1,880
Asset impairment charges					$ 24,100	$ 31,500
U.S. Branded Pharmaceuticals | Accounting Standards Update, 2017-04
Goodwill [Line Items]
Asset impairment charges						180,400
U.S. Branded Pharmaceuticals | Opana
Goodwill [Line Items]
Asset impairment charges						20,600
U.S. Branded Pharmaceuticals | Sumavel DosePro
Goodwill [Line Items]
Asset impairment charges								72,800
U.S. Branded Pharmaceuticals | BELBUCA
Goodwill [Line Items]
Goodwill impairment charges (reduction)								1,900						37,600
U.S. Branded Pharmaceuticals | Natesto, Testim, And Stendra Intangible Assets
Goodwill [Line Items]
Goodwill impairment charges (reduction)														152,000
U.S. Branded Pharmaceuticals | Stendra
Goodwill [Line Items]
Goodwill impairment charges (reduction)														$ 9,500
International Pharmaceuticals
Goodwill [Line Items]
Goodwill impairment charges (reduction)															108,314	331,921
Non-cash intangible asset impairment charge								$ 285,500	$ 16,200								14,600
International Pharmaceuticals | Serelaxin In-Process Research and Development Intangible Assets
Goodwill [Line Items]
Impairment of intangible assets							45,500
Somar | Disposal Group, Held-for-sale, Not Discontinued Operations
Goodwill [Line Items]
Asset impairment charges															$ 11,900
Somar | Disposal Group, Held-for-sale, Not Discontinued Operations | International Pharmaceuticals
Goodwill [Line Items]
Goodwill impairment charges (reduction)						25,700
Impairment of intangible assets						$ 89,500
Minimum
Goodwill [Line Items]
Discount rate applied to estimated cash flows															10.00%
Minimum | Fair Value, Inputs, Level 3 | Goodwill and Indefinite-lived Intangible Assets
Goodwill [Line Items]
Discount rate applied to estimated cash flows	9.50%	8.50%	9.00%
Maximum
Goodwill [Line Items]
Discount rate applied to estimated cash flows															22.00%
Maximum | Fair Value, Inputs, Level 3 | Goodwill and Indefinite-lived Intangible Assets
Goodwill [Line Items]
Discount rate applied to estimated cash flows	12.50%	11.00%	16.00%
Paladin Labs Inc. | U.S. Branded Pharmaceuticals
Goodwill [Line Items]
Asset impairment charges				$ 500
Paladin Labs Inc. | International Pharmaceuticals
Goodwill [Line Items]
Discount rate applied to estimated cash flows															10.00%
Goodwill impairment charges (reduction)																272,600	$ 85,800
Asset impairment charges							$ 82,600
Grupo Farmacéutico Somar [Member] | International Pharmaceuticals
Goodwill [Line Items]
Goodwill impairment charges (reduction)																33,000
Litha Joint Venture Investment | International Pharmaceuticals
Goodwill [Line Items]
Goodwill impairment charges (reduction)																$ 26,300